Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Absolute Return Emerging Markets Macro Fund	10/1/2012

Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012

Columbia Absolute Return Multi-Strategy Fund	10/1/2012

Columbia Commodity Strategy Fund	10/1/2012

Columbia Diversified Equity Income Fund	10/1/2012

Columbia Dividend Opportunity Fund	10/1/2012

Columbia Flexible Capital Income Fund	10/1/2012

Columbia High Yield Bond Fund	10/1/2012

Columbia Mid Cap Value Opportunity Fund	10/1/2012

Columbia Multi-Advisor Small Cap Value Fund	10/1/2012

Columbia Select Large-Cap Value Fund	10/1/2012

Columbia Select Smaller-Cap Value Fund	10/1/2012

Columbia Seligman Communications and Information Fund	10/1/2012

Columbia U.S. Government Mortgage Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Absolute Return Emerging Markets Macro Fund	Class R5 (CAARX)

Columbia Absolute Return Enhanced Multi-Strategy Fund	Class R5 (CEEEX)

Columbia Absolute Return Multi-Strategy Fund	Class R5 (CRMRX)

Columbia Diversified Equity Income Fund	Class Y (CDEYX)

Columbia Dividend Opportunity Fund	Classes R4 (CDORX) and Y (CDOYX)

Columbia Flexible Capital Income Fund	Classes R4 (CFCRX) and R5 (CFXRX)

Columbia High Yield Bond Fund	Class Y (CHYYX)

Columbia Select Large-Cap Value Fund	Class R4 (CSERX)

Columbia Select Smaller-Cap Value Fund	Class R4 (CSPRX)

Columbia U.S. Government Mortgage Fund	Classes R4 (CUVRX) and R5 (CGVRX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

For Columbia Diversified Equity Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, and Columbia Seligman Communications and Information Fund, information with respect to Class R4 shares (prior to October 31, 2012, known as Class R3 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced until October 31, 2012, with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Columbia Diversified Equity Income Fund Class R3	Columbia High Yield Bond Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Seligman Communications and Information Fund Class R3
Management fee	0.56%	0.56%	0.70%	0.96%	0.85%

Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%

Other expenses	0.37%	0.39%	0.38%	0.45%	0.38%

Total annual fund operating expenses	1.18%	1.20%	1.33%	1.66%	1.48%

Less: Fee waiver/expense reimbursement(b)	0.00%	0.00%	0.00%	(0.16%)	0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.18%	1.20%	1.33%	1.50%	1.48%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.

Example

Fund / Class	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund – Class R3	$120	$375	$650	$1,437

Columbia High Yield Bond Fund – Class R3	$122	$381	$661	$1,459

Columbia Mid Cap Value Opportunity Fund – Class R3	$110	$344	$596	$1,322

Columbia Multi-Advisor Small Cap Value Fund – Class R3	$153	$508	$888	$1,957

Columbia Seligman Communications and Information Fund – Class R3	$151	$468	$809	$1,774

Columbia Absolute Return Emerging Markets Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Absolute Return Emerging Markets Macro Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Absolute Return Emerging Markets Macro Fund	Class R5 (CAARX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia Absolute Return Enhanced Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Absolute Return Enhanced Multi-Strategy Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Absolute Return Enhanced Multi-Strategy Fund	Class R5 (CEEEX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia Absolute Return Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Absolute Return Multi-Strategy Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Absolute Return Multi-Strategy Fund	Class R5 (CRMRX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Commodity Strategy Fund	10/1/2012

Columbia Diversfied Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Diversified Equity Income Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Diversified Equity Income Fund	Class Y (CDEYX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

For Columbia Diversified Equity Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, and Columbia Seligman Communications and Information Fund, information with respect to Class R4 shares (prior to October 31, 2012, known as Class R3 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced until October 31, 2012, with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Columbia Diversified Equity Income Fund Class R3	Columbia High Yield Bond Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Seligman Communications and Information Fund Class R3
Management fee	0.56%	0.56%	0.70%	0.96%	0.85%

Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%

Other expenses	0.37%	0.39%	0.38%	0.45%	0.38%

Total annual fund operating expenses	1.18%	1.20%	1.33%	1.66%	1.48%

Less: Fee waiver/expense reimbursement(b)	0.00%	0.00%	0.00%	(0.16%)	0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.18%	1.20%	1.33%	1.50%	1.48%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.

Example

Fund / Class	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund – Class R3	$120	$375	$650	$1,437

Columbia High Yield Bond Fund – Class R3	$122	$381	$661	$1,459

Columbia Mid Cap Value Opportunity Fund – Class R3	$110	$344	$596	$1,322

Columbia Multi-Advisor Small Cap Value Fund – Class R3	$153	$508	$888	$1,957

Columbia Seligman Communications and Information Fund – Class R3	$151	$468	$809	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia Diversfied Equity Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.18%	[1],[2]
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	650
10 years	rr_ExpenseExampleYear10	1,437
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	375
5 years	rr_ExpenseExampleNoRedemptionYear05	650
10 years	rr_ExpenseExampleNoRedemptionYear10	1,437
Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Dividend Opportunity Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Dividend Opportunity Fund	Classes R4 (CDORX) and Y (CDOYX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Flexible Capital Income Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Flexible Capital Income Fund	Classes R4 (CFCRX) and R5 (CFXRX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia High Yield Bond Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia High Yield Bond Fund	Class Y (CHYYX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

For Columbia Diversified Equity Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, and Columbia Seligman Communications and Information Fund, information with respect to Class R4 shares (prior to October 31, 2012, known as Class R3 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced until October 31, 2012, with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Columbia Diversified Equity Income Fund Class R3	Columbia High Yield Bond Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Seligman Communications and Information Fund Class R3
Management fee	0.56%	0.56%	0.70%	0.96%	0.85%

Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%

Other expenses	0.37%	0.39%	0.38%	0.45%	0.38%

Total annual fund operating expenses	1.18%	1.20%	1.33%	1.66%	1.48%

Less: Fee waiver/expense reimbursement(b)	0.00%	0.00%	0.00%	(0.16%)	0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.18%	1.20%	1.33%	1.50%	1.48%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.

Example

Fund / Class	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund – Class R3	$120	$375	$650	$1,437

Columbia High Yield Bond Fund – Class R3	$122	$381	$661	$1,459

Columbia Mid Cap Value Opportunity Fund – Class R3	$110	$344	$596	$1,322

Columbia Multi-Advisor Small Cap Value Fund – Class R3	$153	$508	$888	$1,957

Columbia Seligman Communications and Information Fund – Class R3	$151	$468	$809	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia High Yield Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[1],[2]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	661
10 years	rr_ExpenseExampleYear10	1,459
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	661
10 years	rr_ExpenseExampleNoRedemptionYear10	1,459
Columbia Mid Cap Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Mid Cap Value Opportunity Fund	10/1/2012

For Columbia Diversified Equity Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, and Columbia Seligman Communications and Information Fund, information with respect to Class R4 shares (prior to October 31, 2012, known as Class R3 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced until October 31, 2012, with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Columbia Diversified Equity Income Fund Class R3	Columbia High Yield Bond Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Seligman Communications and Information Fund Class R3
Management fee	0.56%	0.56%	0.70%	0.96%	0.85%

Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%

Other expenses	0.37%	0.39%	0.38%	0.45%	0.38%

Total annual fund operating expenses	1.18%	1.20%	1.33%	1.66%	1.48%

Less: Fee waiver/expense reimbursement(b)	0.00%	0.00%	0.00%	(0.16%)	0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.18%	1.20%	1.33%	1.50%	1.48%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.

Example

Fund / Class	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund – Class R3	$120	$375	$650	$1,437

Columbia High Yield Bond Fund – Class R3	$122	$381	$661	$1,459

Columbia Mid Cap Value Opportunity Fund – Class R3	$110	$344	$596	$1,322

Columbia Multi-Advisor Small Cap Value Fund – Class R3	$153	$508	$888	$1,957

Columbia Seligman Communications and Information Fund – Class R3	$151	$468	$809	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia Mid Cap Value Opportunity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.33%	[1],[2]
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	596
10 years	rr_ExpenseExampleYear10	1,322
1 year	rr_ExpenseExampleNoRedemptionYear01	110
3 years	rr_ExpenseExampleNoRedemptionYear03	344
5 years	rr_ExpenseExampleNoRedemptionYear05	596
10 years	rr_ExpenseExampleNoRedemptionYear10	1,322
Columbia Multi-Advisor Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Multi-Advisor Small Cap Value Fund	10/1/2012

For Columbia Diversified Equity Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, and Columbia Seligman Communications and Information Fund, information with respect to Class R4 shares (prior to October 31, 2012, known as Class R3 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced until October 31, 2012, with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Columbia Diversified Equity Income Fund Class R3	Columbia High Yield Bond Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Seligman Communications and Information Fund Class R3
Management fee	0.56%	0.56%	0.70%	0.96%	0.85%

Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%

Other expenses	0.37%	0.39%	0.38%	0.45%	0.38%

Total annual fund operating expenses	1.18%	1.20%	1.33%	1.66%	1.48%

Less: Fee waiver/expense reimbursement(b)	0.00%	0.00%	0.00%	(0.16%)	0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.18%	1.20%	1.33%	1.50%	1.48%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.

Example

Fund / Class	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund – Class R3	$120	$375	$650	$1,437

Columbia High Yield Bond Fund – Class R3	$122	$381	$661	$1,459

Columbia Mid Cap Value Opportunity Fund – Class R3	$110	$344	$596	$1,322

Columbia Multi-Advisor Small Cap Value Fund – Class R3	$153	$508	$888	$1,957

Columbia Seligman Communications and Information Fund – Class R3	$151	$468	$809	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia Multi-Advisor Small Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.96%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.50%	[1],[2]
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	508
5 years	rr_ExpenseExampleYear05	888
10 years	rr_ExpenseExampleYear10	1,957
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	508
5 years	rr_ExpenseExampleNoRedemptionYear05	888
10 years	rr_ExpenseExampleNoRedemptionYear10	1,957
Columbia Select Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Select Large-Cap Value Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Select Large-Cap Value Fund	Class R4 (CSERX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Select Smaller-Cap Value Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia Select Smaller-Cap Value Fund	Class R4 (CSPRX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

Columbia Seligman Communications and Information Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia Seligman Communications and Information Fund	10/1/2012

For Columbia Diversified Equity Income Fund, Columbia High Yield Bond Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, and Columbia Seligman Communications and Information Fund, information with respect to Class R4 shares (prior to October 31, 2012, known as Class R3 shares) found in the Annual Fund Operating Expenses table and Example in the Fees and Expenses of the Fund section of the Summary of the Fund is hereby replaced until October 31, 2012, with the following:

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Columbia Diversified Equity Income Fund Class R3	Columbia High Yield Bond Fund Class R3	Columbia Mid Cap Value Opportunity Fund Class R3	Columbia Multi-Advisor Small Cap Value Fund Class R3	Columbia Seligman Communications and Information Fund Class R3
Management fee	0.56%	0.56%	0.70%	0.96%	0.85%

Distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%

Other expenses	0.37%	0.39%	0.38%	0.45%	0.38%

Total annual fund operating expenses	1.18%	1.20%	1.33%	1.66%	1.48%

Less: Fee waiver/expense reimbursement(b)	0.00%	0.00%	0.00%	(0.16%)	0.00%

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.18%	1.20%	1.33%	1.50%	1.48%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.

Example

Fund / Class	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund – Class R3	$120	$375	$650	$1,437

Columbia High Yield Bond Fund – Class R3	$122	$381	$661	$1,459

Columbia Mid Cap Value Opportunity Fund – Class R3	$110	$344	$596	$1,322

Columbia Multi-Advisor Small Cap Value Fund – Class R3	$153	$508	$888	$1,957

Columbia Seligman Communications and Information Fund – Class R3	$151	$468	$809	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Columbia Seligman Communications and Information Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.48%	[1],[2]
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	809
10 years	rr_ExpenseExampleYear10	1,774
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	809
10 years	rr_ExpenseExampleNoRedemptionYear10	1,774
Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst30_SupplementTextBlock

Prospectus Supplement — October 1, 2012 to the Prospectus of each of the following funds:

Fund	Prospectus Dated
Columbia U.S. Government Mortgage Fund	10/1/2012

Prior to November 8, 2012, as outlined below, certain new Classes of shares are not available for purchase:

Fund	Class(es) of shares not available prior to November 8, 2012
Columbia U.S. Government Mortgage Fund	Classes R4 (CUVRX) and R5 (CGVRX)

Prior to October 25, 2012, Class K is known as Class R4 and all references to Class K throughout the prospectus are superseded with references to Class R4 until that date.

Except for Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund and Columbia U.S. Government Mortgage Fund, prior to October 31, 2012, Class R4 is known as Class R3 and all references to Class R4 throughout the prospectus are superseded with references to Class R3 until that date.

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.23% for Class R3 of Columbia Diversified Equity Income Fund, 1.25% for Class R3 of Columbia High Yield Bond Fund, 1.37% for Class R3 of Columbia Mid Cap Value Opportunity Fund, 1.50% for Class R3 of Columbia Multi-Advisor Small Cap Value Fund and 1.68% for Class R3 of Columbia Seligman Communications and Information Fund.